Lease liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Lease liabilities
Opening balance	$ 259,792	$ 2,641,794
Additions	62,296	237,469
Repayment	(107,224)	(650,461)
Interest on lease liability	8,139	116,170
Lease termination	(47,995)	(1,160,649)
Deconsolidation on sale of subsidiary		(937,427)
Currency translation	1,760	12,896
Closing balance	176,768	259,792
Current	121,904	122,077
Non-current	$ 54,864	$ 137,715